Finance debt	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Finance debt	Finance debt

						$ million
			2024			2023
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	4,474	55,073	59,547	3,284	48,670	51,954
The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $3,793 million
(2023 $2,688 million) and issued commercial paper of $500 million (2023 $456 million). Finance debt does not include accrued interest of $585 million
(2023 $495 million), which is reported within other payables.
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2024
US dollar	4	8	41,145	5	17,847	58,992
Other currencies	6	3	396	6	159	555
			41,541		18,006	59,547

						2023
US dollar	4	13	33,511	8	18,134	51,645
Other currencies	6	7	205	10	104	309
			33,716		18,238	51,954
Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2024, whereas in the group balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2024		2023
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	681	681	596	596
Long-term borrowings	54,285	58,866	48,199	51,358
Total finance debt	54,966	59,547	48,795	51,954